INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Summary of Distributions From and Contributions to Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Tax return of capital distribution	$ 63	$ 61
Total for all joint ventures
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	626	819
Contributions	371	271
PGI
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	505	463
Contributions	$ 124	$ 33
Ownership interest in joint venture	60.00%	60.00%
Alliance
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	$ 80	$ 279
Contributions	$ 5	$ 20
Ownership interest in joint venture	100.00%	50.00%
Aux Sable
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	$ 31	$ 70
Contributions	$ 1	163
Ownership interest in joint venture	100.00%
Cedar LNG
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	$ 0	0
Contributions	$ 241	$ 41
Ownership interest in joint venture	49.90%	49.90%
Other
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	$ 10	$ 7
Contributions	$ 0	$ 14